Cover	Dec. 22, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity File Number	001-39119
Entity Registrant Name	MERIDA MERGER CORP. I
Entity Central Index Key	0001785592
Entity Tax Identification Number	84-2266022
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	641 Lexington Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	917
Local Phone Number	745-7085
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	MCMJU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MCMJ
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	MCMJW
Security Exchange Name	NASDAQ